HW Opportunities MP Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 90.9%		Shares	Value
Aerospace & Defense - 1.1%
Babcock International Group PLC		73,170	$688,578

Banks - 2.1%
Citigroup, Inc.		11,200	795,088
Citizens Financial Group, Inc.		12,730	521,548
			1,316,636

Beverages - 1.5%
Heineken NV - ADR		22,800	929,328

Broadline Retail - 0.2%
Articore Group Ltd. (a)		815,300	102,630

Capital Markets - 1.1%
Bank of New York Mellon Corp.		3,700	310,319
State Street Corp.		4,200	376,026
			686,345

Chemicals - 12.1%
Ecovyst, Inc. (a)		495,400	3,071,481
Fuso Chemical Co. Ltd.		141,900	3,281,220
Olin Corp.		50,600	1,226,544
			7,579,245

Communications Equipment - 2.9%
F5, Inc. (a)		6,900	1,837,263

Consumer Finance - 0.5%
SLM Corp.		9,608	282,187

Electronic Equipment, Instruments & Components - 1.5%
Avnet, Inc.		19,600	942,564

Energy Equipment & Services - 5.4%
NOV, Inc.		223,900	3,407,758

Ground Transportation - 9.8%
U-Haul Holding Co.		102,450	6,062,992

Health Care Equipment & Supplies - 2.7%
GE HealthCare Technologies, Inc.		20,600	1,662,626

Health Care Providers & Services - 3.2%
Elevance Health, Inc.		400	173,984
Humana, Inc.		6,900	1,825,740
			1,999,724

Hotels, Restaurants & Leisure - 2.3%
Marriott Vacations Worldwide Corp.		22,800	1,464,672

Industrial Conglomerates - 1.1%
Siemens AG		3,000	692,841

Insurance - 1.5%
American International Group, Inc.		3,600	312,984
Global Indemnity Group LLC - Class A		18,154	625,405
			938,389

Interactive Media & Services - 1.4%
Alphabet, Inc. - Class A		5,680	878,355

Machinery - 6.0%
Stanley Black & Decker, Inc.		33,600	2,583,168
Timken Co.		15,900	1,142,733
			3,725,901

Media - 13.4%
Comcast Corp. - Class A		8,200	302,580
Havas NV (a)		2,416,900	3,443,133
National CineMedia, Inc.		86,100	502,824
Stagwell, Inc. (a)		542,760	3,283,698
WPP PLC - ADR		23,300	884,468
			8,416,703

Multi-Utilities - 0.5%
Dominion Energy, Inc.		5,300	297,171

Oil, Gas & Consumable Fuels - 5.1%
APA Corp.		45,600	958,512
Kosmos Energy Ltd. (a)		518,000	1,181,040
Murphy Oil Corp.		18,100	514,040
Ovintiv, Inc.		13,300	569,240
			3,222,832

Passenger Airlines - 5.7%
Qantas Airways Ltd. (a)		625,670	3,567,042

Professional Services - 3.5%
Hudson Global, Inc. (a)		2,036	21,724
Randstad NV		52,700	2,190,549
			2,212,273

Semiconductors & Semiconductor Equipment - 0.4%
Micron Technology, Inc.		2,700	234,603

Software - 4.8%
Microsoft Corp.		5,160	1,937,012
Workday, Inc. - Class A (a)		4,700	1,097,591
			3,034,603

Specialty Retail - 1.1%
Lithia Motors, Inc.		2,300	675,142
TOTAL COMMON STOCKS (Cost $61,702,363)			56,858,403

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.4%		Shares	Value
Real Estate Management & Development - 0.4%
Seritage Growth Properties - Class A (a)		69,700	225,131
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $311,614)			225,131

PREFERRED STOCKS - 0.3%		Shares	Value
Financial Services - 0.3%
Federal Home Loan Mortgage Corp., Series Z, 8.38%, Perpetual (a)		18,200	210,938
TOTAL PREFERRED STOCKS (Cost $41,761)			210,938

SHORT-TERM INVESTMENTS - 7.9%			Value
Time Deposits - 7.9%		Par
Citigroup, Inc., 1.35%, 04/01/2025 (b)	EUR	317,310	343,108
JPMorgan Chase and Company, 3.68%, 04/01/2025 (b)		4,604,999	4,604,999
Royal Bank of Canada, 3.42%, 04/01/2025 (b)	GBP	14,852	19,185
TOTAL SHORT-TERM INVESTMENTS (Cost $4,953,623)			4,967,292

TOTAL INVESTMENTS - 99.5% (Cost $67,009,361)			62,261,764
Other Assets in Excess of Liabilities - 0.5%			336,754
TOTAL NET ASSETS - 100.0%			$62,598,518
two			–%
Percentages are stated as a percent of net assets.			–%

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

ADR - American Depositary Receipt EUR - Euro GBP - British Pound
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Invested through a cash management account administered by Brown Brothers Harriman & Co.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

HW Opportunities MP Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$42,892,410	$13,965,993	$–	$56,858,403
Real Estate Investment Trusts - Common	225,131	–	–	225,131
Preferred Stocks	210,938	–	–	210,938
Time Deposits	–	4,967,292	–	4,967,292
Total Investments	$43,328,479	$18,933,285	$–	$62,261,764

Refer to the Schedule of Investments for further disaggregation of investment categories.